Commitments and Contingencies (Details Narrative) - USD ($)			12 Months Ended
	Apr. 01, 2024	Mar. 21, 2024	Dec. 31, 2023	Mar. 31, 2024
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value		$ 20,000,000
Royalty fee liability				$ 3,750,000
Termination fee liability				$ 45,000,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 48,750	$ 20,000,000
ABG-SI, LLC [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty Expense			$ 15,000,000